Net finance expense (income) (Details) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
Net finance expense (income)
Interest and bank charges	$ 735,864	$ 33,359	$ 1,836,884	$ 55,986
Interest income	(23,964)	(28,649)	(47,974)	(28,706)
Foreign currency exchange	61,071	(48,073)	(97,601)	(18,922)
Transaction costs	771,775	605,795	771,775	745,248
Gain on derivative liabilities [note 16]	(2,825,707)	(1,042,767)	(2,911,891)	(2,241,059)
Loss on valuation of contingent consideration [note 16]	125,855		466,795
Net finance expense (income)	$ (1,155,106)	$ (480,335)	$ 17,988	$ (1,487,453)